Note 8 - Leases	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Lessee, Leases [Text Block]

8.           Leases

The Company enters into premise leases and equipment leases as a lessee.

(a)	Premise leases

The Company leases office space where the remaining lease term ranges from less than one year to fifteen years. Leases generally include an initial contract term, but some leases include an option to renew the lease for an additional period at the end of this initial term. These renewal periods range in length up to a period equivalent to the initial term of the lease. All the Company’s premise leases are classified as operating leases.

(b)	Equipment leases

The Company leases certain equipment in its operations, including furniture and equipment, computer equipment and vehicles. Equipment leases may consist of operating leases or finance leases based upon the assessment of the facts at the commencement date of the lease. The remaining lease terms for equipment leases range from one year to five years. Certain leases may have the option to extend the leases for a short period or to purchase the asset at the end of the lease term.

The components of lease expense were as follows:

	Year ended December 31,
	2024	2023

Operating lease cost	$117,267	$107,323
Finance lease cost
Amortization of right-of-use assets	3,249	1,169
Interest on lease liabilities	719	173
Variable lease cost	28,339	26,520
Short term lease cost	4,739	4,580

Total lease expense	$154,313	$139,765

Sublease revenues	(6,490)	(6,856)
Total lease cost, net of sublease revenues	$147,823	$132,909

Supplemental information related to leases was as follows:

	Year ended December 31,
	2024	2023

Right-of-use assets obtained in exchange for new operating lease obligations	$112,737	$134,442
Right-of-use assets obtained in exchange for new finance lease obligations	4,321	4,965

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(112,104)	$(104,570)
Operating cash flows from finance leases	(719)	(173)
Financing cash flows from finance leases	(2,119)	(1,077)

Supplemental balance sheet information related to leases was as follows:

	As at December 31,
	2024	2023

Operating leases
Operating lease right-of-use assets	$398,507	$390,565

Operating lease liabilities - current	$(92,950)	$(89,938)
Operating lease liabilities - non-current	(383,921)	(375,454)
Total operating lease liabilities	$(476,871)	$(465,392)

Finance leases
Fixed assets, cost	$16,651	$8,244
Accumulated depreciation	(4,826)	(2,566)
Fixed assets, net	$11,825	$5,678

Long-term debt - current	$(3,686)	$(1,415)
Long-term debt - non-current	(8,546)	(4,295)
Total finance lease liabilities	$(12,232)	$(5,710)

Maturities of lease liabilities were as follows:

	1 year	2 years	3 years	4 years	5 years	Thereafter	Total

Operating leases	$113,386	$92,976	$76,454	$66,546	$55,089	$148,663	$553,114

Present value of operating lease liabilities							476,871
Difference between undiscounted cash flows and discounted cash flows							$76,243

Finance leases	$4,573	$3,969	$3,094	$1,984	$515	$210	$14,345

Present value of finance lease liabilities							12,232
Difference between undiscounted cash flows and discounted cash flows							$2,113

As at December 31,
2024

Weighted average remaining lease term
Operating leases (in years)	6.7
Finance leases (in years)	3.6

Weighted average discount rate
Operating leases	4.3%
Finance leases	8.4%

As of December 31, 2024, the Company has additional operating leases, primarily for premises, that have not yet commenced of $140,798. These operating leases will commence within the next two years and have lease terms ranging from eighteen months to fifteen years.